Schedule of software and equipment (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	¥ 102,644	¥ 57,963
Less: Accumulated depreciation	(18,179)	(9,664)
Software and equipment, net	84,465	48,299
Software [Member]
Property, Plant and Equipment [Line Items]
Total	102,354	57,673
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	285	285
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 5	¥ 5